Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Domestic	$ 5,928	$ 2,919	$ 3,466
Foreign	1,511	1,863	880
Current Income Tax Expense (Benefit), Total	7,115	4,782	4,346
Deferred taxes:
Domestic	(1,160)	(666)	(500)
Foreign	52	(167)	(165)
Deferred Income Tax Expense (Benefit)	(1,108)	(833)	(665)
Taxes on income	$ 6,331	$ 3,949	$ 3,681